DEFERRED TAX - Balances (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DEFERRED TAX
Net deferred tax assets	¥ 1,481,235	¥ 1,522,729
Net deferred tax liabilities	1,437,087	1,712,739
Deferred tax assets not recognised for accumulated tax losses	1,514,000	1,467,000
Accumulated tax losses not recognised for OTA	6,593,510	6,210,282
Deferred tax assets not recognised for deductible temporary differences	2,032,000	2,287,000
Deductible temporary differences not recognised for OTA	¥ 8,848,000	¥ 9,160,000